Stock-based compensation plans - Summary of the Stock Option Plan (Detail)	12 Months Ended
	Mar. 31, 2024 shares ¥ / shares	Mar. 31, 2023 shares ¥ / shares	Mar. 31, 2022 shares ¥ / shares
Disclosure of number and weighted average exercise prices of share options [Abstract]
Beginning | shares	19,691,500	16,544,300	14,022,400
Number of shares, Granted | shares	2,438,100	4,744,300	4,876,400
Number of shares, Exercised | shares	2,121,700	1,260,800	1,944,900
Number of shares, Forfited or expired | shares	446,000	336,300	409,600
Ending | shares	19,561,900	19,691,500	16,544,300
Number of shares, Exercisable | shares	11,881,900	9,683,000	7,044,700
Beginning | ¥ / shares	¥ 10,312	¥ 9,397	¥ 6,653
Weighted average exercise price, Granted | ¥ / shares	12,663	10,979	14,188
Weighted average exercise price, Exercised | ¥ / shares	6,795	5,565	5,313
Weighted average exercise price, Forfieted or expired | ¥ / shares	13,301	12,654	9,484
Ending | ¥ / shares	11,652	10,312	9,397
Weighted average exercise price, Exercisable | ¥ / shares	¥ 10,831	¥ 8,033	¥ 5,883